Supplement to the
Fidelity® Dividend Growth Fund
Class K
September 28, 2013
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Ramona Persaud (portfolio manager) has managed the fund since January 2014.

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

The following information replaces the biographical information found in the "Fund Management" section on page 18.

Ramona Persaud is portfolio manager of the fund, which she has managed since January 2014. She also manages other funds. Since joining Fidelity Investments in 2003, Ms. Persaud has worked as a research analyst and portfolio manager.

DGF-K-14-01  March 27, 2014
1.878257.106

Supplement to the
Fidelity® Growth & Income Portfolio
Class K
September 28, 2013
Prospectus

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

GAI-K-14-01  March 27, 2014
1.890015.105

Supplement to the
Fidelity® Leveraged Company Stock Fund
Class K
September 28, 2013
Prospectus

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" on page 6.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

LSF-K-14-01  March 27, 2014
1.900387.103

Supplement to the
Fidelity® OTC Portfolio
Class K
September 28, 2013
Prospectus

The following information replaces similar information in the "Fund Summary" section under the heading "Purchase and Sale of Shares" beginning on page 5.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) for which Fidelity provides recordkeeping services or that already have a qualifying investment in the fund. Plan participants may purchase shares only if shares are eligible for sale and available through their plan.

The following information replaces similar information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Buying Shares" on page 13.

Shares generally are available only to employer-sponsored retirement plans (including profit sharing, 401(k), 403(b), 457(b), and similar plans) that are recordkept by Fidelity and meet certain minimum asset levels or, if not recordkept by Fidelity, that already hold shares of the fund and have a qualifying investment of i) $5 million in the fund or ii) plan assets that meet certain minimum asset levels set by Fidelity. Shares may also be available to an employer-sponsored retirement plan whose sponsor is involved in a corporate action with a company that sponsors a plan for which Fidelity provides recordkeeping services, in anticipation of a transition to the Fidelity recordkeeping platform. Please contact Fidelity for more information about Class K shares.

OTC-K-14-01  March 27, 2014
1.899243.104